Acceptances - Schedule of Other Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Acceptances - Schedule Of Other Financial Liabilities
Payable under the film financing arrangements	$ 1,858	$ 8,366
Acceptances	$ 1,858	$ 8,366